TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current taxes	$ 5,652	$ 1,498	$ 9,373
Deferred taxes	(1,368)	(417)	11,908
Income tax expense	4,284	1,081	21,281
Domestic	3,682	1,258	14,084
Foreign	602	(177)	7,197
Income tax expense	$ 4,284	$ 1,081	$ 21,281